As Filed with the Securities and Exchange Commission on December 7, 2001


                    INVESTMENT COMPANY ACT FILE NO. 811-10527


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-2

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                               AMENDMENT NO. 3 |X|
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                    UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
             (Exact Name of Registrant as Specified in its Charter)

                           1285 Avenue of the Americas
                          New York, New York 10019-6028
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 713-9036

                             MARK D. GOLDSTEIN, ESQ.
                            c/o UBS PaineWebber Inc.
                           1285 Avenue of the Americas
                          New York, New York 10019-6028
                     (Name and Address of Agent for Service)


                                    COPY TO:


                             Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982


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This Registration Statement has been filed by Registrant pursuant to Section
8(b) of the Investment Company Act of 1940, as amended. However, interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such interests will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investment in the Registrant may be made only by individuals or entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Registrant.






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                                Explanatory Note




This filing is being made to reflect a revision to an investment restriction.



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INVESTMENT RESTRICTIONS

The Fund may not:

o Issue senior securities, including by borrowing money, except to the extent permitted by the 1940 Act.






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                                   SIGNATURES


          Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 7th day of December, 2001.

                                      UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.

                                      By:      PW Fund Advisor, L.L.C.
                                               Managing Member

                                      By:      /s/ Kevin J. Treacy
                                              ----------------------------------
                                              Name:    Kevin J. Treacy
                                              Title:   Authorized Representative